Basis Of Presentation And Significant Accounting Policies Oil and Gas Properties (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Mar. 31, 2013
Basis Of Presentation And Significant Accounting Policies Oil and Gas Properties
Depletion expense on oil & Gas properties	$ 2,223,477	$ 474,056
Depletion at the rate per barrel	20.27	21.94	23.07	21.84
Depreciation expenses on buildings and equipment	$ 60,574	$ 35,369
Buildings and improvements estimated useful lives	30 years
Office equipment and software estimated useful lives	5-7 years
Machinery and equipment estimated useful lives	5-7 years
Estimated present value of future net revenues from proved reserves, discounted at a an interest rate %	10.00%